Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration	$ 150.0
Potential future milestone payments	$ 155.0